Provision Expense	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Provision expense
7.
Provision expense

The movements in loss allowance were as follows:

	Loans to customers				Due from banks	Financial assets at FVTOCI			Cash and cash equivalents	Other assets	Contin- gencies	Total
	Stage 1	Stage 2	Stage 3	POCI	Stage 1	Stage 1	Stage 2	Stage 3	Stage 1	Stage 3	Stage 1
Loss allowance as at 31 December 2022	67,604	11,785	135,313	–	6	82	656	–	3	7,794	39	223,282
Changes in provisions
-Transfer to Stage 1	15,923	(1,448)	(14,475)	–	–	–	–	–	–	–	–	–
-Transfer to Stage 2	(10,396)	16,184	(5,788)	–	–	(1)	1	–	–	–	–	–
-Transfer to Stage 3	(25,126)	(5,745)	30,871	–	–	–	(530)	530	–	–	–	–
Net changes, resulting from changes in credit risk parameters	(25,885)	(2,531)	61,320	261	–	5	31	606	20	2,060	(4)	35,883
New assets issued	75,077	–	–	–	–	28	–	–	–	–	–	75,105
Repaid assets (except for write off)	(37,258)	(1,955)	(12,662)	–	–	–	–	–	–	–	–	(51,875)
Modification effect	–	–	20,521	–	–	–	–	–	–	–	–	20,521
Total effect on Consolidated Statements of Profit or Loss	11,934	(4,486)	69,179	261	–	33	31	606	20	2,060	(4)	79,634
Write-off, net of recoveries	–	–	(49,055)	–	–	–	–	–	–	(4,214)	–	(53,269)
Foreign exchange difference	–	–	(3)	–	–	–	–	–	–	–	–	(3)

As at 31 December 2023	59,939	16,290	166,042	261	6	114	158	1,136	23	5,640	35	249,644

Net changes, resulting from changes in credit risk parameters include decrease of provisions due to partial repayment of loans.

As at 31 December 2023, 2024 and 2025, the allowance for impairment losses on financial assets at FVTOCI of KZT 1,408 million, KZT 1,178 million and KZT 816 million, respectively, is included in the ‘Revaluation reserve/(deficit) of financial assets and other reserves’ within equity.

Reclassification of financial assets from financial assets carried at FVTOCI to other assets relates to the bonds, which have matured, but not repaid as at 31 December 2022.

	Loans to customers				Due from banks	Financial assets at FVTOCI			Cash and cash equivalents	Other assets	Contin- gencies	Total
	Stage 1	Stage 2	Stage 3	POCI	Stage 1	Stage 1	Stage 2	Stage 3	Stage 1	Stage 3	Stage 1
Loss allowance as at 31 December 2023	59,939	16,290	166,042	261	6	114	158	1,136	23	5,640	35	249,644
Changes in provisions
-Transfer to Stage 1	27,424	(3,919)	(23,505)	–	–	–	–	–	–	–	–	–
-Transfer to Stage 2	(11,051)	20,608	(9,557)	–	–	–	–	–	–	–	–	–
-Transfer to Stage 3	(25,149)	(7,250)	32,399	–	–	–	–	–	–	–	–	–
Net changes, resulting from changes in credit risk parameters	(27,598)	(1,896)	65,061	1,924	1	195	(18)	(549)	19	3,909	(35)	41,013
New assets issued	86,095	–	–	–	–	142	–	–	–	–	–	86,237
Repaid assets (except for write off)	(32,139)	(1,455)	(13,333)	–	–	–	–	–	–	–	–	(46,927)
Modification effect	–	–	33,634	–	–	–	–	–	–	–	–	33,634
Total effect on Consolidated Statements of Profit or Loss	26,358	(3,351)	85,362	1,924	1	337	(18)	(549)	19	3,909	(35)	113,957
Write-off, net of recoveries	–	–	(56,973)	–	–	–	–	–		(979)	–	(57,952)
Foreign exchange difference	–	–	(9)	–	–	–	–	–	–	–	–	(9)

As at 31 December 2024	77,521	22,378	193,759	2,185	7	451	140	587	42	8,570	–	305,640

	Loans to customers				Due from banks	Financial assets at FVTOCI			Cash and cash equivalents	Other assets	Contin- gencies	Total
	Stage 1	Stage 2	Stage 3	POCI	Stage 1	Stage 1	Stage 2	Stage 3	Stage 1	Stage 3	Stage 1
Loss allowance as at 31 December 2024	77,521	22,378	193,759	2,185	7	451	140	587	42	8,570	–	305,640
Changes in provisions
-Transfer to Stage 1	31,006	(3,095)	(27,911)	–	–	–	–	–	–	–	–	–
-Transfer to Stage 2	(11,830)	18,565	(6,735)	–	–	–	–	–	–	–	–	–
-Transfer to Stage 3	(26,981)	(13,731)	40,712	–	–	–	–	–	–	–	–	–
Net changes, resulting from changes in credit risk parameters	(39,150)	3,189	118,230	(702)	1	(42)	(81)	(166)	4	3,600	–	84,883
New assets issued	78,682	–	–	–	–	22	–	–	–	–	–	78,704
Repaid assets (except for write off)	(35,531)	(1,966)	(12,576)	–	–	(95)	–	–	–	–	–	(50,168)
Modification effect	–	–	48,232	–	–	–	–	–	–	–	–	48,232
Total effect on Consolidated Statements of Profit or Loss	4,001	1,223	153,886	(702)	1	(115)	(81)	(166)	4	3,600	–	161,651
Write-off, net of recoveries	–	–	(85,959)	–	–	–	–	–	–		–	(85,959)
On acquisition of subsidiary	539	856	2,783	–	–	–	–	–	–	(162)	–	4,016
Other changes	(94)	(135)	(582)	–	–	–	–	–	–	450	–	(361)
Foreign exchange difference	–	–	105	–	–	–	–	–	–	–	–	105

As at 31 December 2025	74,162	26,061	270,058	1,483	8	336	59	421	46	12,458	–	385,092